THE
                                      WALL
                                     STREET
                                   FUND INC.



                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

                           THE WALL STREET FUND, INC.
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)



                                                                          MARKET
  SHARES                                                                  VALUE
  ------                                                                  -----

                 COMMON STOCKS - 94.57
                 BASIC MATERIALS - 3.24%
   25,000+       Arqule Inc. ...................................       $ 324,219
    5,000        Barrick Gold Corp. ............................          95,938
    2,000+       Monsanto & Co. ................................         111,750
                                                                      ----------
                                                                         531,907
                                                                      ----------

                 CAPITAL GOODS - 6.47%
   70,000+       Flow Intl. Corp. ..............................         809,375
    3,000+       Solectron Corp. ...............................         126,188
    8,500+       Zygo Corp. ....................................         126,171
                                                                      ----------
                                                                       1,061,734
                                                                      ----------


                 CONSUMER - CYCLICAL - 10.15%
    5,000+       Abercrombie & Fitch Co. .......................         220,000
    3,500        Home Depot Inc. ...............................         290,719
    9,000+       Metromedia International Group ................         107,438
   10,000+       Office Depot Inc. .............................         315,625
    4,000+       Pixar .........................................         241,500
   10,000+       Polo Ralph Lauren Corp. - Class A .............         280,000
    2,500+       Walgreen Co. ..................................         103,280
    7,000+       Zomax Optical Media ...........................         108,063
                                                                      ----------
                                                                       1,666,625
                                                                      ----------

                 CONSUMER NON-CYCLICAL - 15.41%
    4,000+       Aviron ........................................         124,875
    3,000+       Biochem Pharma. Inc. ..........................          79,219
    5,000+       Centocor Inc. .................................         181,406
    5,000+       Chiron Corp. ..................................          78,594
    6,000+       First Health Group Corp. ......................         171,750
   10,000+       Genzyme Corp. .................................         254,375
    6,000+       Healthsouth Rehabilitation Corp. ..............         160,125
    6,000+       Incyte Pharmaceutics Inc. .....................         205,125
   10,000+       ISIS Pharmaceuticals ..........................         137,188
    1,000+       Johnson & Johnson .............................          73,750
    8,000+       Ligand Pharmaceuticals - Class B ..............         102,250
   10,000+       Mariner Health Co. ............................         166,563
   25,000+       Martek Biosciences Corp. ......................         364,844
    3,000        Pfizer Inc. ...................................         326,061
    4,000+       Transkaryotic Therapies Inc. ..................         103,750
                                                                      ----------
                                                                       2,529,875
                                                                      ----------

                 DIVERSIFIED - 0.49%
  400,000+       International UNP Holdings Ltd. ...............          80,242
                                                                      ----------

                 ENERGY - 1.49%
    8,000+       Petroleum Geo- ADR ............................         244,000
                                                                      ----------


                 FINANCIAL - 2.62%
    4,000        Allmerica Financial Corp. .....................         260,000
   10,000+       CCC Information Services Group ................         170,625
                                                                      ----------
                                                                         430,625
                                                                      ----------
                 SERVICES - 19.05%
    3,000+       America Online Inc. ...........................         318,000
    4,000+       Answerthink Consulting Group ..................          85,750
    5,000+       At Home Corp. .................................         236,406
    6,000        Cintas Corp. ..................................         305,438
    5,000+       Electronic Processing .........................          59,688
   35,000+       Faxsav Inc. ...................................         125,781
    5,000        First Data Corp. ..............................         166,563
   20,000+       Flexinternational Software ....................         141,875
    3,000+       J.D. Edwards & Co. ............................         128,811
    7,500+       Labor Ready Inc. ..............................         226,641
    8,000+       Lernout & Hauspie Speech ......................         477,500
    4,000+       Network Solutions .............................         179,750
    6,000+       Renaissance Worldwide Inc. ....................         130,688
   30,000+       Spacehab Inc. .................................         346,875
    4,000+       USA Waste Services Inc. .......................         197,500
                                                                      ----------
                                                                       3,127,266
                                                                      ----------

                 TECHNOLOGY - 35.65%
    6,000+       Analog Devices Inc. ...........................         147,375
    5,000+       Ascend Communications Inc. ....................         247,650
   10,000+       Avant Corporation .............................         247,188
    3,000+       Ciena Corp. ...................................         208,688
   10,000+       Datastream Systems, Inc. ......................         190,313
    3,000+       EMC Corporation ...............................         134,438
    3,500+       Excite Inc. ...................................         327,359
    4,500+       Harbinger Corp. ...............................         109,125
    5,000+       Legato Systems Inc. ...........................         195,313
   11,050        Netscape Communications Corp. .................         298,005
    6,000+       Network Associates ............................         287,063
   10,000+       New Era of Networks, Inc. .....................         306,875
   85,000        Object Design Inc. ............................         512,656
    5,000        Parametric Technologies .......................         135,469
    2,000+       Peoplesoft Inc. ...............................          93,938
   15,000+       Rational Software Corp. .......................         229,219
   15,000+       RF Micro Devices ..............................         163,594
    9,000+        Rogue Wave Software Inc. ......................         70,313
   75,000+       Select Software Tools Ltd. Sponsored ADR ......         349,219
    3,000+       Sterling Commerce .............................         145,500
  100,000+       Treev Inc. ....................................          82,813
   16,000+       Vitesse Semi-Conductor Corp. ..................         495,000
   10,000+       Wavephore Inc. ................................         115,313
   10,000+       World Access Inc. .............................         300,625
    9,500+       Worldcom Inc. .................................         459,266
                                                                      ----------
                                                                       5,852,317
                                                                      ----------

                 WARRANTS - 0.00%
      875        American Satellite Network Inc. Warrants.......               0
                                                                      ----------

                 TOTAL COMMON STOCKS AND WARRANTS
                 (Cost $12,380,098).............................      15,524,591
                                                                      ----------




                       See notes to financial statements.                 Page 1

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)


  BONDS-2.45%
  PRINCIPAL                                                              MARKET
  AMOUNT                                                                  VALUE
  ------                                                                  -----
                 CONVERTIBLE BONDS - 2.45%
 $500,000        Executone Information Systems 7.50% 03/15/2011.    $    402,500
                                                                    ------------


                 TOTAL INVESTMENTS
                 (Cost $12,544,802)               97.02%........      15,927,091

                 OTHER ASSETS LESS LIABILITIES     2.98%........         489,786
                                                                    ------------

                 TOTAL NET ASSETS                100.00%........     $16,416,877
                                                                    ============


(1) Federal Tax Information: At June 30, 1998 the net unrealized appreciation based on cost for Federal Income tax purposes of $12,611,390 was as follows:
         Aggregate gross unrealized appreciation for all
         investments in which there was an excess of
         value over cost........................................    $  4,299,990
         Aggregate gross unrealized depreciation for all
         investments in which there was an excess of
         cost over value........................................        (984,289)
                                                                    ------------
         Net unrealized appreciation............................    $  3,315,701
                                                                    ============
+   Non-income producing security.



THE WALL STREET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)


ASSETS:
Investments in securities, at value
   (cost $12,544,802)  (Note 1) ..............                      $ 15,927,091
Cash .........................................                            82,370
Receivables:
        Investment securities sold ...........      $    387,904
        Fund shares sold .....................             3,096
        Interest and dividends ...............            13,275
                                                    ------------
                                                                        404,275
Other assets .................................                           23,833
                                                                     ----------
        Total Assets .........................                       16,437,569

LIABILITIES:
Payables:
        Investment adviser fee ...............            10,754
        Other payables and accrued
                expenses .....................             9,938
                                                    ------------

                Total Liabilities ............                           20,692
                                                                    -----------
                        Net Assets ...........                      $16,416,877
                                                                    ===========

Net Assets Consist of:
        Capital stock at par value ...........                     $  1,932,342
        Additional paid in capital ...........                        9,864,907
        Unrealized appreciation on
                investments ..................                        3,382,289
        Accumulated net investment loss ......                         (110,235)
        Accumulated net realized gain
                on investments ...............                        1,347,574
                                                                    -----------
                        Net Assets ...........                      $16,416,877
                                                                    ===========

Net asset value and
        redemption price per share
        ($16,416,877/1,932,342 shares
        of capital stock outstanding)
        (Note 4) .............................                            $8.50
                                                                   ============

Maximum offering price per share
        (100/96 of $8.50) ....................                            $8.85
                                                                   ============





Page 2                       See notes to financial statements.

THE WALL STREET FUND, INC.
STATEMENT OF OPERATIONS
JUNE 30, 1998 (UNAUDITED)


INVESTMENT INCOME:
Income:
        Dividends ..........................................        $     9,579
        Interest ...........................................             37,242
                                                                    -----------
Total income ...............................................             46,821

Expenses:
        Investment adviser fees
          (Note 3) .........................................             70,365
        Transfer agent fees and
           dividend paying expenses (Note 3) ...............             12,397
        Custodian fees .....................................              7,562
        Accounting services (Note 3) .......................             24,299
        Reports to shareholders ............................              5,951
        Professional fees ..................................             12,681
        Directors fees and expenses ........................             13,884
        Registration fees ..................................              4,215
        Miscellaneous ......................................              5,702
                                                                    -----------
Total Expenses .............................................            157,056
                                                                    -----------
           Net investment loss .............................           (110,235)
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS
ON INVESTMENTS
(Note 1)
Net realized gains from
        investment transactions ............................          1,360,419
Net increase in unrealized
        appreciation of investments ........................          1,429,087
                                                                    -----------
Net realized and unrealized gains
        on investments .....................................          2,789,506
                                                                    -----------
Net increase in net assets
        resulting from operations ..........................        $ 2,679,271
                                                                    ===========



THE WALL STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS



                                            FOR THE
                                       SIX MONTHS ENDED             FOR THE
                                        JUNE 30, 1998             YEAR ENDED
                                         (UNAUDITED)           DECEMBER 31, 1997
                                         -----------           -----------------


Net investment loss ...................   $   (110,235)            $   (151,434)
Net realized gains from
        investment transactions .......      1,360,419                  868,636
Net increase(decrease) in unrealized
        appreciation of investments ...      1,429,087               (1,054,196)
                                          ------------             ------------
Net increase (decrease) in net assets
        resulting from operations .....      2,679,271                 (336,994)
Distributions to shareholders from:
Net realized gains from
        investment transactions
        ($0.00 and $0.41 per share,
        respectively) .................              0                 (834,155)
Net capital share transactions
        (Note 4) ......................     (1,839,221)                 808,663
                                          ------------             ------------
Total increase (decrease) in net assets        840,050

NET ASSETS:
Beginning of period ...................     15,576,827               15,939,313
                                          ------------             ------------

End of period .........................   $ 16,416,877             $ 15,576,827
                                          ============             ============


                       See notes to financial statements.                 Page 3

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
     The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(A) SECURITIES VALUATIONS - The value of investments is based on the published last sale prices on national securities exchanges, or, in the absence of recorded sales, at the mean between the closing bid and asked prices on such exchanges or over-the-counter.

(B) FEDERAL INCOME TAXES - No provision for federal income taxes has been made in the accompanying financial statements, since the Fund intends to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders substantially all of its net investment income and net realized gains on investments.

(C) OTHER - Security transactions are accounted for on the date securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The net realized gains and losses are determined on the identified cost basis. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

(2) PURCHASES AND SALES OF SECURITIES:
     Purchases and sales of investment securities, during the six months ended June 30, 1998 aggregated $16,499,694 and $18,747,629, respectively.

(3) INVESTMENT ADVISORY FEES AND OTHER:
     The advisory agreement provides for advisory fees of 1/16 of 1% monthly (equivalent to 3/4 of 1% per annum) of the first $125,000,000 of average net assets of the Fund. The present advisory agreement also provides for the adviser to reimburse the Fund for any expenses (including the advisory fee but excluding taxes, interest and brokerage fees and extraordinary expenses incurred in connection with any matter not in the ordinary course of business of the Fund) over 2% of the first $10,00,000, 1 1/2% of the next $20,000,000 and 1% of any balance of the average daily net asset value.

     For the six months ended June 30, 1998, Wall Street Management Corporation
(WSMC) earned investment advisory fees of $70,365 with no reimbursement to the Fund for expenses.

     The adviser also serves as the Fund's principal underwriter. For the six months ended June 30, 1998, WSMC received $5,353 as its portion of the sales charge on sales of shares of the Fund. Certain of the officers and directors of the Fund are officers and directors of WSMC.

     The Fund has arranged for American Data Services, Inc., of which the Fund's Secretary and Treasurer is a principal, to prepare the accounting records and perform administrative and transfer agent services for the Fund. Costs incurred totalled $36,696 for the six months ended June 30,1998.

     Morse, Williams & Co., Inc. (MWC), 100% owner of WSMC, performs administrative services for the Fund. This includes costs of shared office expenses, rent, telephone charges and supply expenses. For the six months ended June 30, 1998, no remuneration was paid by the Fund to MWC.

(4) CAPITAL STOCK:
     At June 30, 1998 there were 5,000,000 shares of $1 par value capital stock authorized. Transactions in capital stock during the six months ended June 30, 1998 and the year ended December 31, 1997 were as follows:


                                SIX MONTHS ENDED 6/30/98               1997
                               -------------------------     -----------------------
                                 SHARES       AMOUNT           SHARES       AMOUNT
                               ---------   -------------     ---------   -----------

Shares sold .............       281,113    $ 2,097,190        293,230    $ 2,360,707
Shares issued for
        reinvestment of
        distribution from
        realized gains ..             0              0        100,096        705,679
Shares redeemed .........      (471,567)    (3,936,411)      (273,575)    (2,257,723)
                               --------    -----------       --------    -----------
Net  increase(decrease) .      (190,454)   ($1,839,221)       119,751    $   808,663
                               ========    ===========       ========    ===========



FINANCIAL HIGHLIGHTS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                          SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                           JUNE 30, 1998  1997      1996      1995      1994      1993      1992      1991
                                           -------------  ----      ----      ----      ----      ----      ----      ----
                                            (UNAUDITED)

Net asset value, beginning of period ........  $ 7.34    $ 7.96    $ 8.19    $ 7.42    $ 8.03    $ 7.60    $ 7.27    $ 5.54
                                               ------    ------    ------    ------    ------    ------    ------    ------

Income from investment operations
Net investment income (loss) ................    (.05)    (0.08)    (0.06)    (0.03)    (0.02)    (0.02)     0.01      0.03
Net realized and unrealized gains (losses)
        on investments ......................    1.21     (0.13)     0.98      2.60     (0.38)     1.00      0.54      2.95
                                               ------    ------    ------    ------    ------    ------    ------    ------
Total from investment operations ............    1.16     (0.21)     0.92      2.57     (0.40)     0.98      0.55      2.98
                                               ------    ------    ------    ------    ------    ------    ------    ------

Less distributions
Dividends from net investment income ........    0.00      0.00      0.00      0.00      0.00      0.00     (0.01)    (0.03)
Distribution from realized gains
        from security transactions ..........    0.00     (0.41)    (1.15)    (1.80)    (0.21)    (0.55)    (0.21)    (1.21)
Return of capital distribution ..............    0.00      0.00      0.00      0.00      0.00      0.00     (0.01)     0.00
                                               ------    ------    ------    ------    ------    ------    ------    ------
Total distributions .........................    0.00     (0.41)    (1.15)    (1.80)    (0.21)    (0.55)    (0.22)    (1.25)
                                               ------    ------    ------    ------    ------    ------    ------    ------

Net asset value, end of period ..............  $ 8.50    $ 7.34    $ 7.96    $ 8.19    $ 7.42    $ 8.03    $ 7.60    $ 7.27
                                               ======    ======    ======    ======    ======    ======    ======    ======

Total return** ..............................  15.80%    (2.37%)    11.45    36.50%    (4.86%)    13.17     7.61%    54.36%

Ratios/supplemental data
Net assets, end of period (in 000's) ........  16,417    15,577    15,939    14,383    11,080    11,561    11,202    11,032
Ratio of expenses to average net assets .....   1.69%*    1.82%     1.84%     2.02%     2.12%     2.04%     2.15%     2.10%
Ratio of expenses to average net assets,
        net of reimbursement ................   1.69%*    1.82%     1.82%     1.90%     1.96%     1.96%     1.97%     1.98%
Ratio of net investment income (loss) to
         average net assets .................  (1.18%)*  (0.96%)   (0.70%)   (0.50%)   (0.47%)   (0.31%)   (0.08%)    0.30%
Ratio of net investment income (loss)
        to average net assets, net of
        reimbursement........................  (1.18%)*  (0.96%)   (0.68%)   (0.38%)   (0.31%)   (0.23%)    0.09%     0.43%
Portfolio turnover rate .....................  91.06%   121.12%   142.11%   143.27%    89.01%   107.22%   112.47%   159.52%


*Annualized
**Excluding Sales Charge


                       See notes to financial statements.

PRINCIPAL INVESTMENT CHANGES
For the six months ended June 30, 1998

NEW POSITIONS
        Answerthink Consulting Group, America OnLine Inc., Aviron, Datastream Systems, Inc., EMC Corporation, J.D. Edwards & Co., Labor Ready Inc., Legato Systems Inc., Monsanto & Co., New Era of Networks, Inc., Network Associates Inc., Petroleum Geo ADR, RF Micro Devices, Sterling Commerce, Tekelec, Wavephore Inc., World Access Inc.

ELIMINATIONS
        Adaptec Inc., Anadarko Petroleum Corporation, Alza Corp., Biogen Inc., Bristol Myers Squibb, Cendant Corp., Celeritek Inc., 3 Com Corp., Corixa Corp., Cybermedia, Inc., Genzyme Tissue Repair, Gulf Canada Resources, Hewlett Packard Co., Intel Corp., International Precious Metal Corp., Jilin Chemical Ind., Liposome Co., Inc. Manugistics Group Inc., Metacreations Corp., Merck & Co., Micron Technology Inc., Newmont Mining, New Plan Realty Trust, Ogden Corp., Play by Play Toys & Novelties, Perclose Inc., Qualco mm Inc., Sawtek Inc., SCM Microsystems, Sequent Computer Systems Inc., Tellabs Inc., Telxon Corp, North Face Inc., Unocal Corp., Vantive, Inc., Xilinx Inc., Executone Information Systems convertible bonds: Alza Corp, 5.00%, 05/01/2006, Bonneville Pacific Corp, 7.75%, 08/15/2009, VLSI Technology, 8.25%, 10/01/2005 This report is not to be construed as an offering for the sale of The Wall Street Fund, Inc., or as a solicitation of an offer to buy any such shares, unless accompanied by an effective prospectus setting forth details of the Fund including the sales charge and other material information.



--------------------------------------------------------------------------------

July 10, 1998



Dear Shareholders:

For the first half of the year your Fund had a positive return of +15.8%. The results were excellent during a period of excessive volatility within the markets. Selected large cap stocks as well as medium and smaller size companies ceded a considerable amount of ground, as "pre-announcements" of earnings disappointments, downward estimate revisions, and most notably, the impact of the burgeoning Asian market crisis took their respective tolls. The Fund's performance was much better than the Russell 2000 Index which showed a return of +4.7% for the same period.

The Asian crisis has now been "discounted" in the market twice: first late last fall, when the turmoil first became widely known, and then again this spring as the impact on specific companies' earnings began to crystallize. We believe that the impact of weaker exports will be felt here, as well as the effect of weaker multinational earnings. We also view Asia as a crisis in confidence; one that could spread to our shores if left unchecked. We see Japan as being the linchpin of this turmoil. Japanese financial institutions have repeatedly and continually papered over losses through accounting machinations. We believe that only a "come-clean" policy, similar to the stance that the U.S. institutions took in recognizing our real estate crisis in the late 1980's by establishing the Resolution Trust Corporation, coupled with "Reaganomics" style tax cuts will put this situation behind us. The Japanese have about exhausted the monetary stimuli available, and must resort to an unprecedented fiscal stimulus to have any lasting efficacy.

What will be the likely impact of all of this on our markets? As we write this letter we appear to be in a typical summer rally; however, we see a full blown correction of 10% as a probable but not certain occurrence sometime in the near future. A long-term fix in Japan may ironically siphon funds from the U.S. markets. Valuations in many U.S. large capitalization global consumer companies are too high and will not support earnings disappointments. We believe that such disparate cases as the prolonged GM parts strike and Gateway Computer's relocation from bucolic prairie to Southern California in search of a better labor pool, are indicative of cost push inflationary pressures lurking just below the surface. We are of the opinion that the Federal Reserve is actually inclined to raise interest rates slightly here, but is foreclosed from that action by the Asian situation and also by the current fiscal surplus in the U.S. budget which creates a slight drag on the U.S. economy.

We believe that we can best serve our shareholders and investment performance by maintaining appropriate cash reserves, identifying sale candidates of overvalued situations where the future prospects are cloudy, and by maintaining and increasing investment positions in visible earnings growth situations, where the rate and quality of earnings growth is likely to exceed that of the average company. Of course, we continue to believe that the rapid growth, smaller capitalization names with minimal overseas exposure will perform well in the current and future market environment.


                                                  Sincerely,



                                                  /s/
                                                  --------------------
                                                  Robert P. Morse
                                                  President

DIRECTORS
Clifton H.W. Maloney
Robert P. Morse, CHAIRMAN
Sharon A. Queeney
Harlan K. Ullman


OFFICERS
Robert P. Morse, PRESIDENT
Michael R. Linburn, VICE PRESIDENT
Allen C. Post, VICE PRESIDENT
Michael Miola, SECRETARY, TREASURER


INVESTMENT ADVISER
WALL STREET MANAGEMENT CORPORATION
230 Park Avenue
New York, New York 10169


CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street, 11th Floor
New York, New York 10286


TRANSFER AGENT
AMERICAN DATA SERVICES
150 Motor Parkway
Hauppauge, New York 11788


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1301 Avenue of the Americas
New York, New York 10019